VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—79.9%
Angola —6.2%
Republic of Angola
144A 9.500%, 11/12/25(2)(3)	$ 3,860	$ 3,931
144A 8.250%, 5/9/28(2)	808	772
144A 8.750%, 4/14/32(2)	222	202
RegS 8.250%, 5/9/28(3)(4)	1,850	1,768
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(4)(5)	1,774	1,722
		8,395

Argentina—10.7%
Provincia De Buenos Aires RegS 6.625%, 9/1/37(4)(6)	4,389	1,990
Republic of Argentina
1.000%, 7/9/29	13,947	8,389
0.750%, 7/9/30(6)	7,210	4,099
		14,478

Brazil—3.7%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/31	12,300BRL	1,985
Series F 10.000%, 1/1/33	18,800BRL	2,986
		4,971

Colombia—3.3%
Republic of Colombia 4.500%, 3/15/29(3)	1,336	1,252
Titulos De Tesoreria
7.000%, 6/30/32	7,900,000COP	1,601
7.250%, 10/18/34	8,275,000COP	1,624
		4,477

	Par Value(1)	Value

Dominican Republic—0.5%
Dominican Republic RegS 5.875%, 1/30/60(4)	$ 762	$ 700
Ecuador—6.4%
Republic of Ecuador
144A 6.900%, 7/31/30(2)(6)	5,914	4,208
RegS 6.900%, 7/31/30(4)(6)	6,300	4,482
		8,690

Egypt—7.5%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)(3)	2,741	2,584
144A 4.750%, 4/16/26(2)	7,000EUR	7,431
144A 6.375%, 4/11/31(2)	246EUR	224
		10,239

El Salvador—3.1%
Republic of El Salvador
RegS 5.875%, 1/30/25(3)(4)	2,368	2,335
RegS 6.375%, 1/18/27(3)(4)	1,298	1,216
RegS 8.625%, 2/28/29(4)	683	640
		4,191

Ethiopia—0.7%
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)(7)	1,212	936
Gabon—6.7%
Republic of Gabon
144A 6.950%, 6/16/25(2)(3)	6,481	6,054
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Gabon—continued
144A 7.000%, 11/24/31(2)(3)	$ 1,800	$ 1,373
RegS 6.950%, 6/16/25(3)(4)	1,800	1,681
		9,108

Indonesia—3.7%
Indonesia Government Bond
8.375%, 3/15/34	27,400,000IDR	1,984
8.375%, 4/15/39	40,300,000IDR	2,976
		4,960

Iraq—3.0%
Republic of Iraq RegS 5.800%, 1/15/28(4)	4,338	4,114
Ivory Coast—0.9%
Republic of Ivory Coast
RegS 5.250%, 3/22/30(4)	553EUR	576
RegS 5.875%, 10/17/31(4)	565EUR	581
		1,157

Kenya—1.0%
Republic of Kenya 144A 7.000%, 5/22/27(2)(3)	1,475	1,413
Lebanon—0.0%
Lebanese Republic RegS 6.400%, 5/26/23(4)(7)	848	53
Mexico—3.4%
Mex Bonos Desarr
7.750%, 11/23/34	58,000MXN	2,583
7.750%, 11/13/42	48,800MXN	2,008
		4,591

Mozambique—1.3%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(3)(6)	2,168	1,823
	Par Value(1)	Value

Nigeria—5.0%
Republic of Nigeria
144A 6.500%, 11/28/27(2)(3)	$ 1,493	$ 1,390
144A 6.125%, 9/28/28(2)	2,743	2,469
144A 7.875%, 2/16/32(2)	3,220	2,866
		6,725

Pakistan—2.0%
Islamic Republic of Pakistan 144A 6.000%, 4/8/26(2)(3)	3,023	2,774
Papua New Guinea —1.0%
Papua New Guinea Government International Bond RegS 8.375%, 10/4/28(3)(4)	1,464	1,419
South Africa—3.6%
Republic of South Africa
6.250%, 3/31/36	16,700ZAR	661
6.500%, 2/28/41	38,600ZAR	1,423
8.750%, 1/31/44	25,700ZAR	1,154
8.750%, 2/28/48	36,800ZAR	1,645
		4,883

Sri Lanka—0.2%
Republic of Sri Lanka 144A 7.850%, 3/14/29(2)(7)	560	298
Tunisia—1.0%
Tunisian Republic
144A 5.750%, 1/30/25(2)(3)	860	829
144A 6.375%, 7/15/26(2)	608EUR	594
		1,423

Turkey—1.1%
Republic of Turkiye 9.875%, 1/15/28	1,297	1,445
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Ukraine—0.4%
Ukraine Government Bond 144A 7.750%, 9/1/28(2)(7)	$ 1,775	$ 550
Zambia—3.5%
Republic of Zambia
144A 5.750%, 6/30/33(2)(6)	4,594	4,015
144A 0.500%, 12/31/53(2)	1,462	725
RegS 0.500%, 12/31/53(4)	—(8)	—(8)
		4,740

Total Foreign Government Securities (Identified Cost $108,020)		108,553

Corporate Bonds and Notes—37.9%
Argentina—0.9%
Telecom Argentina S.A. 144A 9.500%, 7/18/31(2)	1,259	1,270
Brazil—4.3%
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)(3)	1,625	1,466
OHI Group S.A. 144A 13.000%, 7/22/29(2)	1,374	1,342
Samarco Mineracao S.A. 144A 9.000%, 6/30/31(2)	2,181	2,033
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	993	1,042
		5,883

	Par Value(1)	Value

Colombia—3.0%
Empresas Publicas de Medellin ESP RegS 7.625%, 9/10/24(4)	2,700,000COP	$ 645
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)(3)	$ 3,445	3,348
		3,993

Czech Republic—0.8%
CPI Property Group S.A. RegS 2.750%, 5/12/26(4)	1,000EUR	1,029
Ghana—3.5%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	700	693
Tullow Oil plc RegS 7.000%, 3/1/25(3)(4)	4,208	4,100
		4,793

India—1.2%
Adani Green Energy Ltd. RegS 4.375%, 9/8/24(4)	1,275	1,274
Vedanta Resources Finance II plc 144A 13.875%, 12/9/28(2)	399	401
		1,675

Israel—0.6%
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	800	739
Kazakhstan—1.4%
Development Bank of Kazakhstan JSC
144A 10.950%, 5/6/26(2)	506,000KZT	1,022
144A 13.000%, 4/15/27(2)	270,000KZT	564
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Kazakhstan—continued
QazaqGaz NC JSC 144A 4.375%, 9/26/27(2)	$ 275	$ 264
		1,850

Mexico—13.4%
Banco Mercantil del Norte S.A.
144A 5.875%(2)(3)(9)	1,268	1,239
RegS 6.750%(4)(9)	1,536	1,532
Petroleos Mexicanos
RegS 7.190%, 9/12/24(4)	43,400MXN	2,196
RegS 6.700%, 2/16/32(4)	293	253
Series 14-2 7.470%, 11/12/26	25,240MXN	1,158
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	10,682	9,188
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(2)(3)	2,609	2,586
		18,152

Nigeria—1.0%
IHS Holding Ltd.
144A 5.625%, 11/29/26(2)	725	704
144A 6.250%, 11/29/28(2)	683	628
		1,332

Peru—2.0%
Petroleos del Peru S.A.
RegS 4.750%, 6/19/32(3)(4)	2,625	1,965
RegS 5.625%, 6/19/47(4)	1,225	773
		2,738

	Par Value(1)	Value

South Africa—1.4%
Eskom Holdings SOC Ltd. 144A 8.450%, 8/10/28(2)(3)	$ 1,840	$ 1,908
Turkey—1.5%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)(3)	1,067	1,054
Yapi ve Kredi Bankasi AS 144A 9.250%, 1/17/34(2)	963	1,011
		2,065

Ukraine—0.5%
VF Ukraine PAT via VFU Funding plc 144A 6.200%, 2/11/25(2)(5)	825	730
Uzbekistan—1.5%
Uzauto Motors AJ 144A 4.850%, 5/4/26(2)(3)	2,166	2,031
Vietnam—0.9%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	1,265	1,218
Total Corporate Bonds and Notes (Identified Cost $52,717)		51,406

Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $83)	50

Par Value(1)
Credit Linked Notes—3.5%
Iraq—3.5%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(10)(11)	156,609JPY	981
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value
Iraq—continued
(Counterparty: BOA) 3.404%, 1/1/28(10)(11)	344,303JPY	$ 2,151
(Counterparty: BOA) 3.540%, 1/6/28(10)(11)	257,609JPY	1,612
Total Credit Linked Notes (Identified Cost $6,523)		4,744

Total Long-Term Investments—121.3% (Identified Cost $167,343)		164,753

	Shares
Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.187%)(12)	741,065	741
Total Short-Term Investment (Identified Cost $741)		741

TOTAL INVESTMENTS—121.8% (Identified Cost $168,084)		$165,494
Other assets and liabilities, net—(21.8)%		(29,636)
NET ASSETS—100.0%		$135,858

Abbreviations:
CDS	Credit Default Swap
DAC	Designated Activity Company
JSC	Joint Stock Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities amounted to a value of $74,061 or 54.5% of net assets.
(3)	All or a portion is segregated as collateral for reverse repurchase agreements. On August 31, 2024, securities valued at $43,490 were pledged as collateral for reverse repurchase agreements.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2024.
(7)	Security in default; no interest payments are being received.
(8)	Amount is less than $500 (not in thousands).
(9)	No contractual maturity date.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Variable rate security. Rate disclosed is as of August 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Counterparties:
BCLY	Barclays
BOA	Bank of America
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
Foreign Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Offshore
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
Mexico	14%
Argentina	9
Brazil	7
Egypt	6
Gabon	5
Iraq	5
Ecuador	5
Other	49
Total	100%
† % of total investments as of August 31, 2024.
Reverse Repurchase Agreements as of August 31, 2024 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	5.87%	06/10/24	$(916)
JPM	5.88	06/10/24	(1,480)
JPM	5.90	06/10/24	(1,549)
JPM	5.90	06/10/24	(2,732)
JPM	5.90	06/10/24	(402)
JPM	5.90	06/10/24	(523)
JPM	5.90	06/10/24	(1,622)
JPM	5.95	06/10/24	(1,116)
JPM	5.95	06/10/24	(1,145)
JPM	5.95	06/10/24	(682)
JPM	5.95	06/10/24	(2,528)
JPM	6.00	06/10/24	(902)
JPM	6.00	06/10/24	(1,312)
JPM	6.00	06/10/24	(3,073)
JPM	6.00	06/10/24	(1,445)
JPM	6.00	06/10/24	(1,058)
JPM	6.00	06/10/24	(2,238)
JPM	6.00	06/10/24	(1,951)
JPM	6.05	06/10/24	(1,140)
JPM	6.05	06/10/24	(2,077)
JPM	6.05	06/10/24	(954)
JPM	6.05	06/10/24	(621)
JPM	6.05	06/10/24	(1,508)
JPM	6.10	06/10/24	(1,463)
Total			$(34,437)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
Open purchased option contracts as of August 31, 2024 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Call USD 1,216 versus Put CNH 897	GS	1,216,268	$897	7.37	05/14/25	$5
Call USD 2,041 versus Put CNH 1,505	GS	2,041,000	1,505	7.37	05/30/25	10
Put Option(2)
Put AUD 5,124 versus Call USD 321	GS	5,124,000	321	0.63	05/30/25	35
Total						$50

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Over-the-counter options.

Forward foreign currency exchange contracts as of August 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	4,781	JPY	696,658	JPM	10/10/24	$—	$(12)
Total						$—	$(12)

Over-the-counter credit default swaps - sell protection(1) outstanding as of August 31, 2024 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 5 Year CDS, CCC /CCCu(3),*	Quarterly	BCLY	5.000%	12/20/25	$11,200	$(1,961)	$(916)	$—	$(1,045)
Total						$(1,961)	$(916)	$—	$(1,045)

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Based on Republic of Argentina Sovereign Debt Obligation, USD Denominated 1.00% fixed coupon, 07/09/2029 maturity.
*	S&P / Morningstar DBRS, respectively.
The following table summarizes the value of the Fund’s investments as of August 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$108,553	$—	$108,553	$—
Corporate Bonds and Notes	51,406	—	51,406	—
Credit Linked Notes	4,744	—	—	4,744
Money Market Mutual Fund	741	741	—	—
Other Financial Instruments:
Purchased Options	50	—	50	—
Total Assets	165,494	741	160,009	4,744
Liabilities:
Other Financial Instruments:
Over-the-Counter Credit Default Swap*	(1,961)	—	(1,961)	—
Reverse Repurchase Agreements*	(34,437)	—	(34,437)	—
Forward Foreign Currency Exchange Contract*	(12)	—	(12)	—
Total Liabilities	(36,410)	—	(36,410)	—
Total Investments	$129,084	$741	$123,599	$4,744

*	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the short-term maturity of these financial instruments.
There were no transfers into or out of Level 3 related to securities held at August 31, 2024.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes
Investments in Securities
Balance as of November 30, 2023:	$ 2,833	$ 2,833
Accrued discount/(premium)	124	124
Net realized gain (loss)	(303)	(303)
Net change in unrealized appreciation (depreciation)(a)	193	193
Purchases	3,322	3,322
Sales(b)	(1,425)	(1,425)
Balance as of August 31, 2024	$ 4,744	$ 4,744
(a) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024, was $193.
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the  investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.